Federated Clover Value Fund II

A Portfolio of Federated Insurance Series

Supplement to Prospectuses dated April 30, 2009

A special meeting of the shareholders of Federated Clover Value Fund II (“Clover Fund”) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 2:00 p.m. (Eastern time), on
February 19, 2010, for the following purposes:

1.
To approve or disapprove a proposed an Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund II, a portfolio of Federated Insurance Series, would acquire all of the assets of Federated Clover Value Fund II in exchange for Primary Shares and Service Shares of Federated Capital Appreciation Fund II to be distributed pro rata by Federated Clover Value Fund II to its shareholders of its Primary Shares and Service Shares, respectively, in complete liquidation and termination of Federated Clover Value Fund II; and

2.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

Shareholders of Clover Fund as of December 11, 2009, will be receiving in the mail a Prospectus/Proxy Statement that provides additional information regarding the proposed Reorganization. If shareholders of Clover Fund approve the Reorganization, each owner of Clover Fund’s Primary Shares and Service Shares will become the owner of Primary Shares and Service Shares of Federated Capital Appreciation Fund II, in each case having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in Clover Fund on the date of the Reorganization.

Shareholder will be notified if these proposals are not approved.  Please keep this supplement for your records.

This document does not constitute an offer of any securities of Federated Capital Appreciation Fund II. Such an offer will be made only by the Prospectus/Proxy Statement.

November 12, 2009

Federated Clover Value Fund II
Federated Investors Funds
4000 Ericcson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor

Cusip 313916793
Cusip 313916405
 41648 (11-09)

Federated Mid Cap Growth Strategies Fund II

A Portfolio of Federated Insurance Series

Supplement to Prospectuses dated April 30, 2009

A special meeting of the shareholders of Federated Mid Cap Growth Strategies Fund II (“Mid Cap Fund”) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 2:00 p.m. (Eastern time), on
February 19, 2010, for the following purposes:

1.
To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Kaufmann Fund II, a portfolio of Federated Insurance Series, would acquire all of the assets of Federated Mid Cap Growth Strategies Fund II in exchange for Primary Shares of Federated Kaufmann Fund II to be distributed pro rata by Federated Mid Cap Growth Strategies Fund II to its shareholders, in complete liquidation and termination of Federated Mid Cap Growth Strategies Fund II; and

2.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

Shareholders of Mid Cap Fund as of December 11, 2009, will be receiving in the mail a Prospectus/Proxy Statement that provides additional information regarding the proposed Reorganization. If shareholders of Mid Cap Fund approve the Reorganization, each owner of Mid Cap Fund will become the owner of Primary Shares of Federated Kaufmann Fund II, e having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in Mid Cap Fund on the date of the Reorganization.

Shareholder will be notified if these proposals are not approved.  Please keep this supplement for your records.

This document does not constitute an offer of any securities of Federated Kaufmann Fund II. Such an offer will be made only by the Prospectus/Proxy Statement.

November 12, 2009

Federated Mid Cap Growth Strategies Fund II
Federated Investors Funds
4000 Ericcson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor

Cusip 313916702
41650 (11-09)

Federated Equity Income II

A Portfolio of Federated Insurance Series

Supplement to Prospectus dated April 30, 2009

I.  A special meeting of the shareholders of Federated Equity Income Fund II (“Equity Fund”) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 2:00 p.m. (Eastern time), on
February 19, 2010, for the following purposes:

1.
To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Capital Income Fund II (“Capital Fund”), a portfolio of Federated Insurance Series, would acquire all of the assets of Equity Fund in exchange for Shares of Capital Fund to be distributed pro rata by Equity Fund in complete liquidation and termination of Equity Fund; and

2.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

Shareholders of Equity Fund as of December 11, 2009, will be receiving in the mail a Prospectus/Proxy Statement that provides additional information regarding the proposed Reorganization. If shareholders of Equity Fund approve the Reorganization, each owner of Equity Funds will become the owner of Shares of  Capital Fund, having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in Equity Fund on the date of the Reorganization.

II.  Please delete the biography of David P. Gilmore in its entirety and replace it with the following:

Linda Bakhshian

Linda Bakhshian has been a Portfolio Manager of the Fund since November 2009.  Ms. Bakhshian joined Federated in 2007 and is a Vice President of the Fund’s Adviser.  Previously, she served as an equity research analyst with the Principal Financial Group from September 2002 to October 2007.  Ms. Bakhshian has earned the Chartered Accountant designation and received her B.B. from the University of New England (Australia).

This document does not constitute an offer of any securities of Federated Capital Income Fund II. Such an offer will be made only by the Prospectus/Proxy Statement.

November 12, 2009

Federated Equity Income Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor

Cusip 313916801
Cusip 313916108
41649 (11-09)

Federated Equity Income Fund II
A Portfolio of Federated Insurance Series
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2009.

Under the heading entitled, “Portfolio Manager Information”, please delete David P. Gilmore as a portfolio manager, and add the following:

Portfolio Manager Information
The following information about the Fund’s portfolio manager is provided as of October 31, 2009.

              Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Linda Bakhshian	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other Accounts	0
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Linda Bakhshian is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e., 90% Russell 1000 Value Index/10% Merrill Lynch 91 Day Treasury Bill Index) and  vs. the Fund's designated peer group of comparable accounts.  In addition, for certain accounts, performance is measured by comparing the account’s average one-year distribution yield, or taxable equivalent, for 1, 3 and 5 calendar year periods to those of designated peer group accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

November 12, 2009

Cusip 313916801
44678 (11-09)

Federated Capital Income Fund II
A Portfolio of Federated Insurance Series
SUPPLEMENT TO THE PROSPECTUSES DATED APRIL 30, 2009.

Under the heading entitled, “Portfolio Manager Information”, please delete David P. Gilmore as a portfolio manager, and add the following:

Linda Bakhshian

Linda Bakhshian has been a Portfolio Manager of the Fund since November 2009.
Ms. Bakhshian joined Federated in 2007and is a Vice President of the Fund’s Adviser.  Previously, she served as an equity research analyst with the Principal Financial Group from September 2002 to October 2007.  Ms. Bakhshian has earned the Chartered Accountant designation and received her B.B. from the University of New England (Australia).

November 12, 2009

Cusip 313916108
44676 (11-09)

Federated Capital Income Fund II
A Portfolio of Federated Insurance Series
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2009.

Under the heading entitled, “Portfolio Manager Information”, please delete David P. Gilmore as a portfolio manager, and add the following:

Portfolio Manager Information
The following information about the Fund’s portfolio manager is provided as of October 31, 2009.

                   Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Linda Bakhshian	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other Accounts	0
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Linda Bakhshian is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year taxable equivalent total return and taxable equivalent average one-year gross distribution yield basis vs. a designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

November 12, 2009

Cusip 313916108
44677 (11-09)

Federated International Equity Fund II
Federated Market Opportunity Fund ii
Service Shares
Portfolios of Federated Insurance Series
SUPPLEMENT TO THE PROSPECTUSES DATED APRIL 30, 2009.

On August 14, 2009, the Board of Trustees (the “Board”) of Federated Insurance Series approved a Plan of Liquidation for Federated International Equity Fund II and Federated Market Opportunity Fund II pursuant to which the funds will be liquidated (the “Liquidation”) on or about March 12, 2010. After careful consideration, the Board concluded that it was in the best interest of shareholders to liquidate the funds due to their asset size.

Accordingly, the funds may begin the process of positioning their portfolios for liquidation starting on or about January 12, 2010. Effective as of the close of business on March 11, 2010, the funds will be closed to new purchases.

November 12, 2009
Cusip 313916603
Cusip 313916769
41607 (11-09)

November 2, 2009

(11-09)